Consolidated Statement of Operations (USD $)	3 Months Ended		12 Months Ended		105 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013
Consolidated Statement Of Operations
REVENUES
OPERATING EXPENSES
Testing for U.S. Department of Agriculture's approval			137,800	0	137,800
Professional fees	9,939	25,304	45,484	76,518	136,941
General and administrative	4,033	2,478	6,735	23,290	34,058
Consulting fees				10,000	10,200
Stock transfer agent fees	600	150	1,421	4,681	7,202
Interest expense (see Note 7)	3,750				3,750
Amortization	84	84	336	336	784
Bank fees	26		24	75	125
Total operating expenses	18,432	28,016	191,800	114,900	330,860
NET LOSS	$ (18,432)	$ (28,016)	$ (191,800)	$ (114,900)	$ (330,860)
Net loss per share applicable to common stockholders - basic and diluted	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Weighted average number of shares outstanding - basic and diluted	745,761,432	745,761,432	743,293,205	745,761,432